Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 134,492	$ 114,276
U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	40,268	40,413
U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	7,398
State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	64,678	54,499
Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	12,526	9,780
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	6,712	6,011
Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,909
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,001	1,535
FDIC-guaranteed financial institution debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		2,038
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | FDIC-guaranteed financial institution debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	131,893	111,505
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	40,268	40,413
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	7,398
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	62,579	52,228
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	12,526	9,780
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	6,712	6,011
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,001
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,409	1,035
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | FDIC-guaranteed financial institution debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		2,038
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,599	2,771
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,099	2,271
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	500	500
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | FDIC-guaranteed financial institution debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale